Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash flows used in operating activities
Net loss from continuing operations during the period	$ (8,975)	$ (6,348)	$ (16,556)	$ (17,536)
Net income (loss) from discontinued operations during the year	(166)	123	(17)	147
Adjustments to reconcile net loss to cash flows used in operating activities:
Finance costs and foreign exchange			(521)	855
Loss on sale of discontinued operations			98	600
Change in fair value of financial instruments measured at fair value through profit or loss			450	(1,307)
Loss on extinguishment of liabilities	0	0	0	212
Provision expense			(346)	(1,028)
Payment of principal elements of provision			(3,238)	0
Share-based payments expense			530	1,156
Depreciation of capital assets			78	170
Depreciation of right-of-use assets			263	252
Amortization of intangible assets			142	141
Cash flows from (used in) operations before changes in working capital			(19,117)	(16,338)
Change in non-cash working capital items			996	2,515
Cash flows used in operating activities			(18,121)	(13,823)
Cash flows used in financing activities
Repayment of principal on long-term debt			0	(39,123)
Payments of principal on lease liabilities			(304)	(294)
Payment of interest on lease liabilities			(102)	(98)
Debt, share and warrants issuance and repayment costs			0	(40)
Cash flows used in financing activities			(406)	(39,555)
Cash flows from investing activities
Additions to capital assets			0	(13)
Additions to intangible assets			0	(3)
Interest received			677	142
Cash flows used in investing activities			677	126
Net change in cash and cash equivalent during the period			(17,850)	(53,252)
Net effect of currency exchange rate on cash and cash equivalents			18	567
Cash, beginning of period			37,144	108,490
Cash and cash equivalents, end of the period	19,312	55,805	19,312	55,805
Comprising of:
Cash	19,311	42,914	19,311	42,914
Cash equivalents	1	12,891	1	12,891
Total cash and cash equivalents	$ 19,312	$ 55,805	$ 19,312	$ 55,805